INVENTORIES, NET	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES, NET	INVENTORIES, NET

	As of December 31,
	2021	2020

Raw materials, materials and spare parts	990,360	606,429
Goods in process	1,848,181	838,403
Finished goods	737,650	313,257
Goods in transit	393,590	302,302
Obsolescence allowance (Note 18)	(61,476)	(58,610)

Inventories, net	3,908,305	2,001,781